PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Senior Secured Convertible Promissory Note dated January 7, 2011 (Detail Textuals 4) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 07, 2011	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Amortization of debt discount attributable to convertible debentures	$ 331,332		$ 541,120	$ 2,096,427
Common stock issued in settlement of convertible debentures and interest (in shares)			22,924,513
Secured Convertible Note Payable dated January 7, 2011
Debt Instrument [Line Items]
Convertible promissory note issued to related party	750,000
Interest rate on promissory note	10.00%
Price at maturity for conversion into common stock	$ 0.05529
Percentage of price paid by investor used for determination of conversion price in lieu of fixed conversion price after closing of subsequent financing rate	80.00%
Intrinsic value of the embedded beneficial conversion feature	240,233
Amortization of debt discount attributable to convertible debentures			$ 65,159	$ 175,074
Common stock issued in settlement of convertible debentures and interest (in shares)		14,921,324